UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Polen Floating Rate Income ETF
PCFI | NYSE Arca, Inc.
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Floating Rate Income ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/floating‑rate‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Floating Rate Income ETF	$25	0.49%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$10,120,382
Total number of portfolio holdings	111
Total advisory fee paid, net	$23,102
Portfolio turnover rate as of the end of the reporting period	58%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	21.8%
Consumer, Non-cyclical	20.5%
Consumer, Cyclical	18.8%
Information Technology	15.1%
Materials	9.1%
Communication Services	7.8%
Financials	5.9%
Health Care	1.5%
Utilities	0.5%
Diversified	0.5%
Short-Term Investment	13.6%
Liabilities in Excess of Other Assets	(15.1)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
On September 26, 2025, FundVantage Trust's Board of Trustees met to approve the recommendation of the Audit Committee, to change the Fund's registered public accounting firm. On September 29, 2025, Cohen & Company, Ltd. was appointed as the Fund's independent registered public accounting firm. On September 29, 2025, PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/floating-rate-income-etf.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-426-7515, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Floating Rate Income ETF (PCFI)
Semi-Annual Shareholder Report — October 31, 2025
10/25-SAR
Polen High Income ETF
PCHI | NYSE Arca, Inc.
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen High Income ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/high‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen High Income ETF	$27	0.53%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$21,319,310
Total number of portfolio holdings	131
Total advisory fee paid, net	$49,376
Portfolio turnover rate as of the end of the reporting period	26%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	22.6%
Consumer, Cyclical	17.2%
Industrials	15.5%
Materials	12.7%
Communication Services	9.5%
Financials	9.2%
Information Technology	6.3%
Energy	2.3%
Health Care	1.5%
Utilities	0.2%
Short-Term Investment	2.5%
Other Assets in Excess of Liabilities	0.5%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
On September 26, 2025, FundVantage Trust's Board of Trustees met to approve the recommendation of the Audit Committee, to change the Fund's registered public accounting firm. On September 29, 2025, Cohen & Company, Ltd. was appointed as the Fund's independent registered public accounting firm. On September 29, 2025, PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/high-income-etf.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-426-7515, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen High Income ETF (PCHI)
Semi-Annual Shareholder Report — October 31, 2025
10/25-SAR
Polen Focus Growth ETF
PCLG | NYSE Arca, Inc.
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Focus Growth ETF (the “Fund”) for the period from the commencement of operations on September 30, 2025 through October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/focus‑growth‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Focus Growth ETF	$4	0.49%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$112,878,410
Total number of portfolio holdings	29
Total advisory fee paid, net	$48,611
Portfolio turnover rate as of the end of the reporting period	0%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.5%
Health Care	15.5%
Financials	15.0%
Consumer Discretionary	12.9%
Communication Services	12.3%
Industrials	3.0%
Real Estate	1.5%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/focus-growth-etf.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-426-7515, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Focus Growth ETF (PCLG)
Semi-Annual Shareholder Report — October 31, 2025
10/25-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Polen Floating Rate Income ETF PCFI
Polen High Income ETF PCHI
Polen Focus Growth ETF PCLG
of
FundVantage Trust
Semi-Annual Financials and Additional Information
October 31, 2025
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS† — 87.1%
Consumer Discretionary Products — 4.4%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 8.079% (SOFR +411 bps), 4/6/28(a)	$ 59,848	$ 57,678
Hunter Douglas Holding BV, Tranche B-1 Term Loan, 7.252% (SOFR +325 bps), 1/17/32(a)	49,874	50,075
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.26% (SOFR +426 bps), 6/1/28(a)(b)	109,352	106,447
MajorDrive Holdings IV, LLC, 2022 Incremental Term Loan, 9.652% (SOFR +565 bps), 6/1/29(a)	92,451	90,910
Skechers U.S.A., Inc. (Beach Acquisition Bidco, LLC), Tranche B-1 Term Loan, 9/12/32(b)	25,000	25,167
Varsity Brands, Inc., Term Loan, 7.026% (SOFR +300 bps), 8/26/31(a)	44,488	44,643
WH Borrower, LLC, Initial Term Loan, 8.954% (SOFR +475 bps), 2/20/32(a)	74,813	75,000
		449,920
Consumer Discretionary Services — 4.0%
International Entertainment JJCo3 Ltd., Facility B (USD) Loan, 6.84% (SOFR +300 bps), 4/19/32(a)	49,713	50,023
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans 7.859% - 8.228% (SOFR +400 bps), 8/11/28(a)(b)	286,535	281,807
SGH2, LLC, Initial Dollar Term Loan, 8.51% (SOFR +450 bps), 8/18/32(a)	75,000	75,143
		406,973
Consumer Staple Products — 2.8%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, 6.715% (SOFR +275 bps), 2/12/31(a)(b)	104,875	104,625
Lavender Dutch Borrowerco B.V., Term Loan, 9/27/32(b)	55,000	55,103
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Staple Products — (Continued)
Snacking Investments Bidco Pty Ltd., Initial U.S. Term Loan, 6.838% (SOFR +300 bps), 10/12/32(a)	$ 30,000	$ 30,156
VC GB Holdings I Corp., First Lien Initial Term Loan, 7.763% (SOFR +376 bps), 7/21/28(a)	94,509	94,831
		284,715
Financial Services — 2.0%
BCP VI Summit Holdings LP, Initial Term Loan, 1/30/32(b)	25,000	25,129
Dragon Buyer, Inc., Term Loan, 6.752% (SOFR +275 bps), 9/30/31(a)	74,937	75,256
First Eagle Holdings, Inc., Delayed Draw Term Loan, 8/16/32(c)	7,292	7,289
First Eagle Holdings, Inc., Initial Term Loan, 7.711% (SOFR +350 bps), 8/16/32(a)(b)	42,708	42,693
Kestra Advisor Services Holdings A, Inc., A&R Amendment No.1 Replacement Term Loan, 6.965% (SOFR +300 bps), 3/22/31(a)	49,891	50,057
		200,424
Health Care — 14.0%
Aveanna Healthcare, LLC, 2025 Term Loan, 7.715% (SOFR +375 bps), 9/13/32(a)	75,000	75,311
Bausch & Lomb Corp., Third Amendment Term Loans, 8.215% (SOFR +425 bps), 1/15/31(a)	149,838	150,961
Charlotte Buyer, Inc., Second Refinancing Term Loan, 2/11/28(b)	49,874	49,803
CVET Midco 2 LP, Initial Term Loan, 9.00% (SOFR +500 bps), 10/13/29(a)	315,714	278,335
EyeCare Partners, LLC, Tranche B Term Loan, 8.58% (SOFR +471 bps), 11/30/28(a)	304,085	180,076
EyeCare Partners, LLC, Tranche C Term Loan, 10.72% (SOFR +685 bps), 11/30/28(a)(d)	8,024	1,866

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
EyeCare Partners, LLC, Second Lien Initial Term Loan, 10.852% (SOFR +701 bps), 11/15/29(a)	$ 20,000	$ 4,800
Global Medical Response, Inc., Initial Term Loan, 7.384% (SOFR +350 bps), 10/1/32(a)	150,000	150,808
Heartland Dental, LLC, 2025 Replacement Term Loan, 7.71% (SOFR +375 bps), 8/25/32(a)	97,331	97,666
LifePoint Health, Inc., Term Loan B-2, 5/16/31(b)	49,874	49,917
Medline Borrower LP, 2030 Refinancing Term Loan, 5.965% (SOFR +200 bps), 10/23/30(a)	49,875	49,951
Patientpoint Health Tech, LLC, Cov-Lite Term Loan B, 11/1/32(b)	85,000	81,033
Performance Health Holdings, Inc., Initial Term Loan, 7.62% (SOFR +375 bps), 3/19/32(a)	244,388	241,944
		1,412,471
Industrial Products — 4.2%
EMRLD Borrower LP, Second Amendment Incremental Term Loans, 6.122% (SOFR +225 bps), 8/4/31(a)	24,875	24,819
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 7.763% (SOFR +376 bps), 5/19/28(a)	63,315	63,718
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.26% (SOFR +626 bps), 5/21/29(a)	40,000	40,200
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 10.76% (SOFR +676 bps), 5/21/29(a)	185,000	185,925
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, 7.484% (SOFR +350 bps), 12/2/31(a)	$ 64,650	$ 65,115
TK Elevator Midco Gmbh, (USD) Term Loan B, 4/30/30(b)	49,875	50,239
		430,016
Industrial Services — 7.6%
Apple Bidco, LLC, Term Loan, 6.465% (SOFR +250 bps), 9/23/31(a)	24,937	25,030
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.46% (SOFR +550 bps), 7/29/33(a)	65,000	65,244
Gloves Buyer, Inc., Initial Term Loans, 7.965% (SOFR +400 bps), 5/21/32(a)	225,000	222,328
Infinite Bidco, LLC, First Lien Term Loan, 7.85% (SOFR +401 bps), 3/2/28(a)	197,100	190,202
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.10% (SOFR +726 bps), 3/2/29(a)	105,000	95,485
Jetblue Airways Corp., Initial Term Loan, 8.753% (SOFR +475 bps), 8/27/29(a)	44,937	42,848
Raven Acquisition Holdings, LLC, Initial Term Loans, 11/19/31(b)	93,296	93,429
Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan Commitment, 11/19/31(b)	6,697	6,707
Verde Purchaser, LLC, Initial Term Loan, 8.002% (SOFR +400 bps), 11/30/30(a)	25,000	24,076
		765,349
Insurance — 4.9%
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, 6.465% (SOFR +250 bps), 9/19/31(a)(b)	74,875	74,888
Asurion, LLC, New B-4 Term Loan, 9.33% (SOFR +536 bps), 1/20/29(a)	310,000	296,416

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — (Continued)
HUB International Ltd., 2025 Incremental Term Loan, 6.12% (SOFR +225 bps), 6/20/30(a)(b)	$ 99,853	$ 100,294
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 6.465% (SOFR +250 bps), 7/31/31(a)	24,938	24,960
		496,558
Materials — 12.2%
Arsenal Aic Parent, LLC, 2025 Term B Loan, 6.715% (SOFR +275 bps), 8/18/30(a)	29,224	29,352
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.06% (SOFR +410 bps), 11/24/27(a)	46,212	43,497
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.81% (SOFR +785 bps), 11/24/28(a)	210,000	191,100
Clydesdale Acquisition Holdings, Inc., Term B Loan, 7.14% (SOFR +318 bps), 4/13/29(a)(b)	101,154	101,207
Cp Iris Holdco I, Inc., Delayed Draw Commitment, 10/27/32(c)	13,741	13,673
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.00% (SOFR +400 bps), 2/20/32(a)(b)	184,575	180,538
IPS/CP Iris Holdco, 2025 First Lien Term B Loan (Strip), 7.991% (SOFR +400 bps), 10/27/32(a)	111,306	110,749
Iris Holding, Inc., Initial Term Loan, 6/28/28(b)	185,000	180,078
Olympus Water US Holding Corp., Term Loan B, 7/23/32(b)	150,000	149,555
Qnity Electronics, Inc., Term Loan B, 11/1/32(b)	25,000	25,047
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 1/31/29(b)	55,000	55,272
SCIL USA Holdings, LLC, Term Loan B, 10/8/32(b)	75,000	74,906
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
Sparta US HoldCo, LLC, Initial Term Loan, 8/2/30(b)	$ 55,000	$ 53,242
Windsor Holdings III, LLC, 2025 Refi Term Loan B, 6.727% (SOFR +275 bps), 8/1/30(a)	25,000	25,021
		1,233,237
Media — 6.6%
Auction.com, LLC, Term Loan, 10.04% (SOFR +600 bps), 5/26/28(a)	346,695	304,658
Cengage Learning, Inc., 2024 Refinancing Term Loans 7.477% - 7.698% (SOFR +350 bps), 3/22/31(a)	25,000	24,711
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.079% (SOFR +400 bps), 8/21/28(a)	98,790	99,102
McGraw-Hill Education, Inc., Term Loan B (2025), 8/6/31(b)	20,032	20,032
MH Sub I, LLC, Second Lien Term Loan, 10.09% (SOFR +625 bps), 2/23/29(a)	240,000	183,600
Versant Media Group, Inc., 2025 First Lien Term Loan B, 10/23/30(b)	35,000	34,927
		667,030
Retail & Wholesale - Discretionary — 6.1%
CNT Holdings I Corp., 2025 Replacement Term Loans, 6.09% (SOFR +225 bps), 11/8/32(a)	25,000	25,072
Great Outdoors Group, LLC, Term B-3 Loan, 7.215% (SOFR +325 bps), 1/23/32(a)	25,000	25,031
Kodiak BP, LLC, Initial Term Loan, 7.752% (SOFR +375 bps), 12/4/31(a)	50,000	49,759
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 7.199% (SOFR +300 bps), 5/4/28(a)	78,853	79,105
Restoration Hardware, Inc., 2022 Incremental Term Loan, 10/20/28(b)	210,000	205,582

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — (Continued)
Sweetwater Borrower, LLC, Initial Term Loan, 8.329% (SOFR +436 bps), 8/7/28(a)	$ 79,272	$ 79,569
Wand NewCo. 3, Inc., Tranche B-2 Term Loan, 6.465% (SOFR +250 bps), 1/30/31(a)(b)	78,512	78,428
White Cap Supply Holdings, LLC, Tranche C Term Loan, 7.215% (SOFR +325 bps), 10/19/29(a)	74,599	74,866
		617,412
Software & Technology Services — 13.3%
AthenaHealth Group, Inc., Initial Term Loan, 6.715% (SOFR +275 bps), 2/15/29(a)(b)	129,875	129,489
Azalea TopCo, Inc., 2025 Refinancing Term Loan, 6.965% (SOFR +300 bps), 4/30/31(a)	49,875	50,002
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	149,400	150,054
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 7.829% (SOFR +375 bps), 12/9/31(a)	84,575	84,681
Cyberswift US Finco, LLC, Term Loan B, 7.937% (SOFR +400 bps), 10/8/32(a)(b)	125,000	125,391
Dayforce, Inc., Term Loan B, 10/7/32(b)	25,000	24,946
Fortress Intermediate 3, Inc., 2025 Term B Loan, 7.006% (SOFR +300 bps), 6/27/31(a)	25,000	25,094
Kaseya, Inc., Initial Term Loan, 8.96% (SOFR +500 bps), 3/5/33(a)	255,000	252,929
Knowbe4, Inc., Term Loan, 7.59% (SOFR +375 bps), 7/23/32(a)(b)	130,000	130,000
Mitchell International, Inc., Initial Term Loan, 7.215% (SOFR +325 bps), 6/17/31(a)	39,899	39,983
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, 7.252% (SOFR +325 bps), 10/28/30(a)	24,937	24,973
Red Planet Borrower, LLC, Initial Term Loan, 7.965% (SOFR +400 bps), 9/8/32(a)	50,000	49,333
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Starlight Parent, LLC, Term Loan, 8.026% (SOFR +400 bps), 4/16/32(a)	$ 225,000	$ 224,157
Trio Bidco, Inc., Delayed Term Loan, 10/8/32(b)	3,062	3,050
Trio Bidco, Inc., Term Loan B, 10/8/32(b)	29,092	28,974
		1,343,056
Technology Hardware & Semiconductors — 4.3%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.28% (SOFR +560 bps), 2/1/30(a)	285,000	273,021
Bingo Holdings I, LLC, Term Loan, 8.752% (SOFR +475 bps), 6/30/32(a)	165,000	163,625
		436,646
Telecommunications — 0.2%
Crown Subsea Communications Holding, Inc., 2025 Term Loan, 7.465% (SOFR +350 bps), 1/30/31(a)	25,000	25,188
Utilities — 0.5%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 7.752% (SOFR +375 bps), 5/1/31(a)	50,000	50,226
TOTAL SENIOR LOANS (Cost $8,984,520)		8,819,221
CORPORATE BONDS† — 14.4%
Consumer Discretionary Products — 2.8%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(e)	210,000	179,530
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(e)	170,000	101,829
		281,359
Consumer Discretionary Services — 2.0%
Fertitta Entertainment, LLC, 6.75%, 1/15/30(e)	50,000	46,454
Scientific Games Holdings LP, 6.625%, 3/1/30(e)	170,000	155,428
		201,882
Consumer Staple Products — 0.7%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(e)	65,000	69,965

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 5.9%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(e)	$ 55,000	$ 57,649
Baffinland Iron Mines Corp., 8.75%, 7/15/26(e)	255,000	229,631
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(e)	335,000	244,109
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(e)	70,000	69,439
		600,828
Software & Technology Services — 1.9%
AthenaHealth Group, Inc., 6.50%, 2/15/30(e)	95,000	93,074
CoreWeave, Inc., 9.25%, 6/1/30(e)	95,000	96,028
		189,102
Telecommunications — 1.1%
WULF Compute, LLC, 7.75%, 10/15/30(e)	105,000	109,295
TOTAL CORPORATE BONDS (Cost $1,585,313)		1,452,431
	Number of Shares
SHORT-TERM INVESTMENT — 13.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(f)	1,380,444	1,380,444

TOTAL SHORT-TERM INVESTMENT (Cost $1,380,444)		1,380,444

TOTAL INVESTMENTS - 115.1% (Cost $11,950,277)		11,652,096
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.1)%		(1,531,714)
NET ASSETS - 100.0%		$10,120,382

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	All or a portion of this Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	All or a portion of this senior loan position is unfunded as of October 31, 2025. The Fund had approximately $16,644 in unfunded commitments pursuant to Delayed Draw Term Loan facilities. The Portfolio of Investments records each of these investments as fully funded and accordingly, a corresponding payable for investments purchased has also been recorded, which represents the actual unfunded amount on the balance sheet date.
(d)	Security is deemed illiquid at October 31, 2025.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2025, these securities amounted to $1,452,431 or 14.35% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(f)	Rate disclosed is the 7-day yield at October 31, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

POLEN HIGH INCOME ETF
Portfolio of Investments
October 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 85.6%
Consumer Discretionary Products — 6.5%
Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	$135,000	$ 141,207
Amer Sports Co., 6.75%, 2/16/31(a)	235,000	244,742
Beach Acquisition Bidco, LLC, 10.00%, 7/15/33(a)	245,000	263,717
Champ Acquisition Corp., 8.375%, 12/1/31(a)	90,000	96,083
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	310,000	265,021
Masterbrand, Inc., 7.00%, 7/15/32(a)	115,000	119,469
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	285,000	170,714
Thor Industries, Inc., 4.00%, 10/15/29(a)	100,000	95,286
		1,396,239
Consumer Discretionary Services — 7.5%
1011778 BC ULC, 4.375%, 1/15/28(a)	50,000	49,419
1011778 BC ULC, 4.00%, 10/15/30(a)	85,000	80,483
Boyd Gaming Corp., 4.75%, 6/15/31(a)	85,000	81,847
Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	240,000	242,141
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	115,000	106,845
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	55,000	53,317
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	420,000	383,997
Six Flags Entertainment Corp., 5.25%, 7/15/29	105,000	100,997
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	60,000	60,205
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	50,000	50,733
Station Casinos, LLC, 4.625%, 12/1/31(a)	110,000	103,402
Station Casinos, LLC, 6.625%, 3/15/32(a)	145,000	147,359
Yum! Brands, Inc., 5.375%, 4/1/32	135,000	136,575
		1,597,320
Consumer Staple Products — 4.3%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	90,000	95,350
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — (Continued)
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	$250,000	$ 269,095
Post Holdings, Inc., 6.25%, 10/15/34(a)	195,000	197,751
Simmons Foods, Inc., 4.625%, 3/1/29(a)	360,000	345,588
		907,784
Financial Services — 4.2%
EZCORP, Inc., 7.375%, 4/1/32(a)	75,000	79,515
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	335,000	345,442
JSG Finance, Inc., 7.125%, 4/30/31(a)	140,000	147,016
VFH Parent, LLC, 7.50%, 6/15/31(a)	115,000	120,449
WEX, Inc., 6.50%, 3/15/33(a)	205,000	209,850
		902,272
Health Care — 11.7%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	315,000	326,082
Concentra Health Services, Inc., 6.875%, 7/15/32(a)	280,000	292,394
Global Medical Response, Inc., 7.375%, 10/1/32(a)	210,000	219,889
Insulet Corp., 6.50%, 4/1/33(a)	145,000	151,232
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	135,000	135,962
Option Care Health, Inc., 4.375%, 10/31/29(a)	305,000	294,639
Organon & Co., 5.125%, 4/30/31(a)	200,000	153,650
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	140,000	139,266
Select Medical Corp., 6.25%, 12/1/32(a)	145,000	147,242
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	190,000	199,908
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	205,000	211,239
Tenet Healthcare Corp., 6.125%, 10/1/28	215,000	215,418
		2,486,921
Industrial Products — 6.1%
ATS Corp., 4.125%, 12/15/28(a)	50,000	48,519
Axon Enterprise, Inc., 6.25%, 3/15/33(a)	115,000	119,177

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
EMRLD Borrower LP, 6.625%, 12/15/30(a)	$100,000	$ 102,930
EMRLD Borrower LP, 6.75%, 7/15/31(a)	100,000	104,073
Esab Corp., 6.25%, 4/15/29(a)	40,000	41,004
Goat Holdco, LLC, 6.75%, 2/1/32(a)	290,000	296,593
Madison IAQ, LLC, 5.875%, 6/30/29(a)	300,000	294,229
SPX Flow, Inc., 8.75%, 4/1/30(a)	75,000	76,950
TransDigm, Inc., 6.375%, 5/31/33(a)	105,000	107,337
TransDigm, Inc., 6.75%, 1/31/34(a)	100,000	103,692
		1,294,504
Industrial Services — 2.6%
AMN Healthcare, Inc., 4.00%, 4/15/29(a)	105,000	99,538
AMN Healthcare, Inc., 6.50%, 1/15/31(a)	105,000	105,252
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	305,000	308,109
JetBlue Airways Corp., 9.875%, 9/20/31(a)	45,000	44,269
		557,168
Insurance — 3.9%
Alliant Holdings Intermediate, LLC, 6.50%, 10/1/31(a)	85,000	87,284
HUB International Ltd., 7.375%, 1/31/32(a)	325,000	337,027
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	90,000	94,593
Jones Deslauriers Insurance Management, Inc., 6.875%, 10/1/33(a)	190,000	188,394
Panther Escrow Issuer, LLC, 7.125%, 6/1/31(a)	115,000	118,948
		826,246
Materials — 18.0%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	125,000	131,020
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	275,000	292,370
Avient Corp., 6.25%, 11/1/31(a)	245,000	250,385
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	520,000	468,266
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Celanese US Holdings, LLC, 6.75%, 4/15/33	$110,000	$ 108,428
Century Aluminum Co., 6.875%, 8/1/32(a)	100,000	102,938
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	160,000	163,739
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	155,000	160,554
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(a)	160,000	161,800
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	145,000	145,547
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	300,000	312,444
Ingevity Corp., 3.875%, 11/1/28(a)	150,000	144,641
Olympus Water US Holding Corp., 7.25%, 2/15/33(a)	215,000	214,406
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	330,000	240,466
Quikrete Holdings, Inc., 6.375%, 3/1/32(a)	95,000	98,594
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	190,000	197,876
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	420,000	416,635
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	170,000	159,586
TriMas Corp., 4.125%, 4/15/29(a)	65,000	62,892
		3,832,587
Media — 6.6%
CCO Holdings, LLC, 4.75%, 3/1/30(a)	100,000	95,150
CCO Holdings, LLC, 4.50%, 5/1/32	85,000	75,665
CCO Holdings, LLC , 4.50%, 6/1/33(a)	130,000	112,913
CCO Holdings, LLC , 4.25%, 1/15/34(a)	190,000	159,781
Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33(a)	105,000	109,926
Lamar Media Corp., 5.375%, 11/1/33(a)	215,000	213,127
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	195,000	196,712
McGraw-Hill Education, Inc., 7.375%, 9/1/31(a)	140,000	143,793
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	135,000	130,509

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
Outfront Media Capital, LLC, 7.375%, 2/15/31(a)	$ 90,000	$ 95,214
Warnermedia Holdings, Inc., 5.05%, 3/15/42	95,000	76,362
		1,409,152
Oil & Gas — 2.3%
Archrock Partners LP, 6.625%, 9/1/32(a)	115,000	118,304
Harvest Midstream I LP, 7.50%, 9/1/28(a)	115,000	116,742
Parkland Corp., 4.625%, 5/1/30(a)	65,000	63,122
Teine Energy Ltd., 6.875%, 4/15/29(a)	195,000	194,688
		492,856
Retail & Wholesale - Discretionary — 3.9%
Avis Budget Car Rental, LLC, 8.25%, 1/15/30(a)	25,000	25,575
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(a)	25,000	25,652
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	100,000	94,576
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	150,000	148,577
Patrick Industries, Inc., 6.375%, 11/1/32(a)	145,000	147,993
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	370,000	387,249
		829,622
Software & Technology Services — 4.9%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	425,000	416,381
CoreWeave, Inc., 9.00%, 2/1/31(a)	315,000	315,300
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	200,000	202,780
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	115,000	117,831
		1,052,292
Technology Hardware & Semiconductors — 1.1%
Coherent Corp., 5.00%, 12/15/29(a)	120,000	118,834
Zebra Technologies Corp., 6.50%, 6/1/32(a)	105,000	108,841
		227,675
	Par Value	Value
CORPORATE BONDS — (Continued)
Telecommunications — 2.0%
Telecom Italia Capital SA, 7.721%, 6/4/38	$ 95,000	$ 106,368
WULF Compute, LLC, 7.75%, 10/15/30(a)	315,000	327,886
		434,254
TOTAL CORPORATE BONDS (Cost $18,260,140)		18,246,892
SENIOR LOANS† — 11.4%
Consumer Discretionary Products — 0.9%
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.26% (SOFR +426 bps), 6/1/28(b)	154,364	150,263
WH Borrower, LLC, Initial Term Loan, 8.954% (SOFR +475 bps), 2/20/32(b)	29,925	30,000
		180,263
Consumer Discretionary Services — 0.1%
SGH2, LLC, Initial Dollar Term Loan, 8.51% (SOFR +450 bps), 8/18/32(b)	25,000	25,048
Health Care — 2.4%
CVET Midco 2 LP, Initial Term Loan, 9.00% (SOFR +500 bps), 10/13/29(b)(c)	462,883	408,080
Heartland Dental, LLC, 2025 Replacement Term Loan, 7.71% (SOFR +375 bps), 8/25/32(b)	104,373	104,731
		512,811
Industrial Products — 0.2%
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, 7.484% (SOFR +350 bps), 12/2/31(b)	49,875	50,233
Industrial Services — 1.3%
Gloves Buyer, Inc., Initial Term Loans, 7.965% (SOFR +400 bps), 5/21/32(b)	75,000	74,109
Infinite Bidco, LLC, First Lien Term Loan, 7.85% (SOFR +401 bps), 3/2/28(b)	218,837	211,178
		285,287

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — 2.0%
Asurion, LLC, New B-4 Term Loan, 9.33% (SOFR +536 bps), 1/20/29(b)(c)	$450,000	$ 430,281
Materials — 1.1%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.06% (SOFR +410 bps), 11/24/27(b)(c)	49,677	46,758
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.00% (SOFR +400 bps), 2/20/32(b)(c)	74,924	73,286
Iris Holding, Inc., Initial Term Loan, 6/28/28(b)(c)	105,000	102,206
		222,250
Media — 1.3%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.079% (SOFR +400 bps), 8/21/28(b)(c)	195,000	195,615
MH Sub I, LLC, Second Lien Term Loan, 10.09% (SOFR +625 bps), 2/23/29(b)	90,000	68,850
		264,465
Retail & Wholesale - Discretionary — 0.2%
White Cap Supply Holdings, LLC, Tranche C Term Loan, 7.215% (SOFR +325 bps), 10/19/29(b)	49,624	49,802
Software & Technology Services — 1.7%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	169,150	169,891
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 7.829% (SOFR +375 bps), 12/9/31(b)	39,800	39,850
Ellucian Holding, Inc., Second Lien Term Loan, 8.715% (SOFR +475 bps), 11/15/32(b)	30,000	30,431
Kaseya, Inc., Initial Term Loan, 8.96% (SOFR +500 bps), 3/5/33(b)	65,000	64,472
Starlight Parent, LLC, Term Loan, 8.026% (SOFR +400 bps), 4/16/32(b)(c)	55,000	54,794
		359,438
	Par Value	Value
SENIOR LOANS — (Continued)
Utilities — 0.2%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 7.752% (SOFR +375 bps), 5/1/31(b)	$ 50,000	$ 50,226
TOTAL SENIOR LOANS (Cost $2,444,628)		2,430,104
	Number of Shares
SHORT-TERM INVESTMENT — 2.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(d)	533,984	533,984

TOTAL SHORT-TERM INVESTMENT (Cost $533,984)		533,984

TOTAL INVESTMENTS - 99.5% (Cost $21,238,752)		21,210,980
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		108,330
NET ASSETS - 100.0%		$21,319,310

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2025, these securities amounted to $17,427,079 or 81.74% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	All or a portion of this Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(d)	Rate disclosed is the 7-day yield at October 31, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).

POLEN HIGH INCOME ETF
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

POLEN FOCUS GROWTH ETF
Portfolio of Investments
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.7%
Credit Services — 9.4%
Mastercard, Inc., Class A	9,796	$ 5,407,294
Visa, Inc., Class A	15,388	5,243,307
		10,650,601
Diagnostics & Research — 2.6%
IDEXX Laboratories, Inc.*	4,722	2,972,546
Drug Manufacturers - General — 4.6%
Eli Lilly & Co.	5,979	5,159,040
Drug Manufacturers - Specialty & Generic — 3.6%
Zoetis, Inc.	27,920	4,022,993
Entertainment — 1.8%
Netflix, Inc.*	1,832	2,049,751
Financial Data & Stock Exchanges — 3.1%
MSCI, Inc.	5,981	3,520,118
Information Technology Services — 2.2%
Accenture PLC, Class A	9,676	2,419,968
Insurance Brokers — 2.4%
Aon PLC, Class A	7,986	2,720,670
Internet Content & Information — 4.5%
Alphabet, Inc., Class C	18,186	5,125,178
Internet Retail — 8.8%
Amazon.com, Inc.*	40,664	9,930,962
Medical Devices — 4.7%
Abbott Laboratories	26,441	3,268,637
Boston Scientific Corp.*	20,420	2,056,702
		5,325,339
Real Estate Services — 1.5%
CoStar Group, Inc.*	23,894	1,644,146
Restaurants — 2.3%
Starbucks Corp.	32,321	2,613,799
Semiconductors — 10.0%
Broadcom, Inc.	17,306	6,396,817
NVIDIA Corp.	24,071	4,874,137
		11,270,954
Software Application — 17.3%
Adobe, Inc.*	6,464	2,199,764
Intuit, Inc.	2,815	1,879,153
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Paycom Software, Inc.	8,789	$ 1,644,334
ServiceNow, Inc.*	4,108	3,776,402
Shopify, Inc., Class A*	38,652	6,720,037
Uber Technologies, Inc.*	18,278	1,763,827
Workday, Inc., Class A*	6,604	1,584,432
		19,567,949
Software Infrastructure — 18.1%
Microsoft Corp.	18,186	9,416,893
Oracle Corp.	33,346	8,756,993
Synopsys, Inc.*	4,859	2,205,111
		20,378,997
Travel Services — 1.8%
Airbnb, Inc., Class A*	15,627	1,977,441
TOTAL COMMON STOCKS (Cost $77,975,660)		111,350,452
SHORT-TERM INVESTMENT — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(a)	1,518,930	1,518,930

TOTAL SHORT-TERM INVESTMENT (Cost $1,518,930)		1,518,930

TOTAL INVESTMENTS - 100.0% (Cost $79,494,590)		112,869,382
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		9,028
NET ASSETS - 100.0%		$112,878,410

(a)	Rate disclosed is the 7-day yield at October 31, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Assets and Liabilities
October 31, 2025
(Unaudited)
	Polen Floating Rate Income ETF	Polen High Income ETF	Polen Focus Growth ETF
Assets
Investments, at value*	$11,652,096	$21,210,980	$112,869,382
Cash and cash equivalents	43,725	—	—
Due from broker	5,512	4,963	—
Receivables:
Investments sold	798,716	453,996	—
Dividends and interest	85,257	292,505	56,172
Total Assets	12,585,306	21,962,444	112,925,554
Liabilities
Payables:
Investments purchased	2,365,727	482,918	—
Distributions to shareholders	76,323	145,860	—
Investment adviser	22,874	9,398	47,144
Due to custodian	—	4,958	—
Total Liabilities	2,464,924	643,134	47,144
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$10,120,382	$21,319,310	$112,878,410
Net Assets Consisted of:
Paid-in capital	$10,678,030	$21,345,050	$110,701,718
Total distributable earnings/(loss)	(557,648)	(25,740)	2,176,692
Net Assets	$10,120,382	$21,319,310	$112,878,410
Shares outstanding, no par value, unlimited shares authorized	422,377	850,000	4,407,185
Net Asset Value	$23.96	$25.08	$25.61
* Investments, at cost	$11,950,277	$21,238,752	$79,494,590
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Operations
For the Period/Six Months Ended October 31, 2025
(Unaudited)
	Polen Floating Rate Income ETF	Polen High Income ETF	Polen Focus Growth ETF†
Investment income
Interest	$513,581	$765,124	$—
Dividends	12,477	16,916	73,060
Total investment income	526,058	782,040	73,060
Expenses
Advisory fees(Note 2)	27,817	58,692	68,452
Total expenses before waivers and/or reimbursements	27,817	58,692	68,452
Less: waivers and/or reimbursements(Note 2)	(4,715)	(9,316)	(19,841)
Net expenses after waivers and/or reimbursements	23,102	49,376	48,611
Net investment income	502,956	732,664	24,449
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	(138,619)	11,477	13,999,847
Net change in unrealized appreciation/(depreciation) on investments	(84,717)	2,117	(11,847,604)
Net realized and unrealized gain/(loss) on investments	(223,336)	13,594	2,152,243
Net increase in net assets resulting from operations	$279,620	$746,258	$2,176,692

†	The Polen Focus Growth ETF commenced operations on September 30, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Changes in Net Assets
	Polen Floating Rate Income ETF
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025*
Net increase/(decrease) in net assets from operations:
Net investment income	$502,956	$846,433
Net realized losses from investments	(138,619)	(65,724)
Net change in unrealized depreciation on investments	(84,717)	(376,322)
Net increase in net assets resulting from operations	279,620	404,387
Less dividends and distributions to shareholders from:
Distributable earnings	(513,154)	(936,755)
Increase in net assets derived from capital share transactions (Note 4)	1,477,563	230,410
Total increase/(decrease) in net assets	1,244,029	(301,958)
Net assets
Beginning of year/period	8,876,353	9,178,311
End of year/period	$10,120,382	$8,876,353

*	The Polen Floating Rate Income ETF (the “Acquiring Fund”) acquired all of the assets and liabilities of the Polen Bank Loan Fund (the “Acquired Fund”) in a reorganization that occurred after the close of business on March 21, 2025. Performance and financial history of the Acquired Fund's Institutional Class Shares have been adopted by the Acquiring Fund and will be used going forward. As a result, the information prior to the close of business on March 21, 2025, reflects that of the Acquired Fund's Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Changes in Net Assets (Concluded)
	Polen High Income ETF
	For the Six Months Ended October 31, 2025 (Unaudited)	For the period ended to April 30, 2025†
Net increase/(decrease) in net assets from operations:
Net investment income	$732,664	$43,470
Net realized gains from investments	11,477	33
Net change in unrealized appreciation/(depreciation) on investments	2,117	(29,889)
Net increase in net assets resulting from operations	746,258	13,614
Less dividends and distributions to shareholders from:
Distributable earnings	(747,077)	(38,535)
Increase in net assets derived from capital share transactions (Note 4)	8,379,079	12,965,971
Total increase in net assets	8,378,260	12,941,050
Net assets
Beginning of period	12,941,050	—
End of period	$21,319,310	$12,941,050

†	The Polen High Income ETF commenced operations on March 25, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Changes in Net Assets (Continued)
Polen Focus Growth ETF
For the period ended October 31, 2025† (Unaudited)
Net increase/(decrease) in net assets from operations:
Net investment income	$24,449
Net realized gains from investments	13,999,847
Net change in unrealized depreciation on investments	(11,847,604)
Net increase in net assets resulting from operations	2,176,692
Increase in net assets derived from capital share transactions (Note 4)	110,701,718
Total increase in net assets	112,878,410
Net assets
Beginning of period	—
End of period	$112,878,410

†	The Polen Focus Growth ETF commenced operations on September 30, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
POLEN FLOATING RATE INCOME ETF*
Financial Highlights

Contained below is per share operating performance data for the Polen Floating Rate Income ETF outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the ETF (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025(1)	For the Year Ended April 30, 2024(1)	For the Period Ended April 30, 2023(1)
Per Share Operating Performance
Net asset value, beginning of period	$24.49	$25.99	$25.43	$25.36
Net investment income(2)	1.32	2.40	2.56	1.70
Net realized and unrealized gain/(loss) on investments	(0.52)	(1.25)	0.61	0.02
Total from investment operations	0.80	1.15	3.17	1.72
Dividends and distributions to shareholders from:
Net investment income	(1.33)	(2.40)	(2.56)	(1.62)
Net realized capital gains	—	(0.25)	(0.05)	(0.03)
Total dividends and distributions to shareholders	(1.33)	(2.65)	(2.61)	(1.65)
Net asset value, end of period	$23.96	$24.49	$25.99	$25.43
Total investment return(3)	3.25%	4.55%	13.09%	7.12%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$10,120	$8,876	$9,178	$7,725
Ratio of expenses to average net assets	0.49%(4)	0.72%	0.75%	0.75%(4)
Ratio of expenses to average net assets without waivers(5)	0.59%(4)	1.76%	2.11%	3.19%(4)
Ratio of net investment income to average net assets	10.67%(4)	9.40%	10.00%	8.11%(4)
Portfolio turnover rate	58%(6)	96%	120%	22%(6)

(1)	On March 11, 2025, the Acquired Fund declared a 1-for-2.54 reverse stock split. The shares outstanding have been restated to reflect the share conversion ratio of 0.39. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 4 in Notes to Financial Statements).
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not Annualized.
* The Polen Floating Rate Income ETF (the “Acquiring Fund”) acquired all of the assets and liabilities of the Polen Bank Loan Fund (the “Acquired Fund”), which commenced operations on June 30, 2022, in a reorganization that occurred after the close of business on March 21, 2025. Performance and financial history of the Acquired Fund's Institutional Class Shares have been adopted by the Acquiring Fund and will be used going forward. As a result, the information prior to the close of business on March 21, 2025, reflects that of the Acquired Fund's Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
POLEN HIGH INCOME ETF
Financial Highlights (Continued)

Contained below is per share operating performance data for the Polen High Income ETF outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the ETF (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended October 31, 2025 (Unaudited)	For the Period Ended April 30, 2025†
Per Share Operating Performance
Net asset value, beginning of period	$24.89	$25.00
Net investment income(1)	0.86	0.17
Net realized and unrealized gain/(loss) on investments	0.30	(0.20)
Total from investment operations	1.16	(0.03)
Dividends and distributions to shareholders from:
Net investment income	(0.97)	(0.08)
Net asset value, end of period	$25.08	$24.89
Total investment return(2)	4.73%	(0.13)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$21,319	$12,941
Ratio of expenses to average net assets	0.53%(3)	0.51%(3)
Ratio of expenses to average net assets without waivers(4)	0.63%(3)	0.61%(3)
Ratio of net investment income to average net assets	7.86%(3)	6.63%(3)
Portfolio turnover rate	26%(5)	18%(5)

†	The Polen High Income ETF commenced operations on March 25, 2025.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not Annualized.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
POLEN FOCUS GROWTH ETF
Financial Highlights (Concluded)

Contained below is per share operating performance data for the Polen Focus Growth ETF outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the ETF (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

For the Period Ended October 31, 2025† (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$25.05
Net investment income(1)	0.01
Net realized and unrealized gain on investments	0.55
Total from investment operations	0.56
Net asset value, end of period	$25.61
Total investment return(2)	2.24%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$112,878
Ratio of expenses to average net assets	0.49%(3)
Ratio of expenses to average net assets without waivers(4)	0.69%(3)
Ratio of net investment income to average net assets	0.25%(3)
Portfolio turnover rate	0%(5)(6)

†	The Polen Focus Growth ETF commenced operations on September 30, 2025.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(6)	Not Annualized.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Notes to Financial Statements
October 31, 2025
(Unaudited)
1. Organization and Significant Accounting Policies
The Polen Floating Rate Income ETF, the Polen High Income ETF and the Polen Focus Growth ETF (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on March 24, 2025, March 25, 2025 and September 30, 2025, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Polen Floating Rate Income ETF and the Polen High Income ETF pursuant to an investment advisory agreement with the Trust. Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Polen Focus Growth ETF pursuant to an investment advisory agreement with the Trust.
For the Polen Focus Growth ETF, on September 29, 2025 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $109,399,420 on the Contribution Date, which was comprised of a cost basis of assets contributed of $64,177,024 and unrealized appreciation of $45,222,396. The Contribution resulted in the issuance of 4,367,185 shares to the Initial Investors.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Individual shares of each Fund are listed for trading on a national securities exchange during the trading day. The Funds’ primary listing exchange is NYSE Arca, Inc. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Funds’ shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Funds’ shares listing will continue or remain unchanged.
Shares of the Funds may only be acquired through the Funds’ distributor and redeemed directly with the Funds by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Funds’ distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Funds. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Funds’ portfolio holdings and the Funds is not limited to engaging in in-kind transactions to any particular market circumstances.
Portfolio Valuation — The Funds' NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that they will not invest 25% or more of the value of their Fund's assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS, ICE BofA or GICS, as applicable, for other purposes.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 10/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Floating Rate Income ETF
Assets
Senior Loans*	$8,819,221	$—	$8,819,221	$—
Corporate Bonds*	1,452,431	—	1,452,431	—
Short-Term Investment	1,380,444	1,380,444	—	—
Total Assets	$11,652,096	$1,380,444	$10,271,652	$—
Polen High Income ETF
Assets
Corporate Bonds*	$18,246,892	$—	$18,246,892	$—
Senior Loans*	2,430,104	—	2,430,104	—
Short-Term Investment	533,984	533,984	—	—
Total Assets	$21,210,980	$533,984	$20,676,996	$—
Polen Focus Growth ETF
Assets
Common Stocks*	$111,350,452	$111,350,452	$—	$—
Short-Term Investment	1,518,930	1,518,930	—	—
Total Assets	$112,869,382	$112,869,382	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their respective net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their respective net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the six months ended October 31, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryforwards are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by each Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Senior Loans — Each Fund invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer of the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Recent Accounting Pronouncement — On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
2. Transactions with Related Parties and Other Service Providers
For its services, Polen Credit is paid a monthly management fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Floating Rate Income ETF	0.59%
Polen High Income ETF	0.63%
For its services, PCM is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Focus Growth ETF	0.69%
The management fee is structured as a “unified fee.” Polen Credit and PCM have agreed to pay all expenses incurred by the Funds except for the following expenses, each of which is paid by the Funds: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Funds; payments under the Funds' 12b-1 Plan (if activated); and the management fees payable to the Adviser.
Polen Credit has contractually agreed to waive 0.10% of its investment advisory fee (the “Fee Waiver”) for the Polen Floating Rate Income ETF and the Polen High Income ETF. PCM has contractually agreed to waive 0.20% of its investment advisory fee for the

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Polen Focus Growth ETF. For the Polen Floating Rate Income ETF and the Polen High Income ETF, the Fee Waiver will remain in place until August 31, 2026, unless the Board of Trustees approves its earlier termination. For the Polen Focus Growth ETF, the Fee Waiver will remain in place for one year after the commencement of the Fund's operations, unless the Board of Trustees approves its earlier termination.
For the six months ended October 31, 2025, for the Polen Floating Rate Income ETF and Polen High Income ETF, and for the period from the commencement of operations on September 30, 2025 through October 31, 2025 for the Polen Focus Growth ETF, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Floating Rate Income ETF	$27,817	$(4,715)	$23,102
Polen High Income ETF	58,692	(9,316)	49,376
Polen Focus Growth ETF	68,452	(19,841)	48,611
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Funds in accordance with Rule 12b-1 under the 1940 Act. The Funds’ Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Funds.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and PFO, to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and PFO, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the six months and period ended October 31, 2025, for the Polen Floating Rate Income ETF and Polen High Income ETF, and for the period from the commencement of operations on September 30, 2025 through October 31, 2025 for the Polen Focus Growth ETF, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
	Purchases	Sales
Polen Floating Rate Income ETF	$7,559,106	$5,371,752
Polen High Income ETF	15,083,146	4,634,033
Polen Focus Growth ETF*	31,938,133	—

*	Purchases and sales excludes $65,173,747 and $33,136,067, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the six months ended October 31, 2025, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.
4. Capital Share Transactions
Effective the market close on March 11, 2025, the Polen Bank Loan Fund (the “Acquired Fund”) implemented a 1-for-2.54 reverse stock split. The net effect of the Fund's reverse stock split was to decrease the number of the Acquired Fund's outstanding common shares and increase the net asset value per common share by a proportionate amount. While the number of the Acquired Fund's outstanding common shares declined, neither the Acquired Fund's holdings nor the total value of shareholders' investments were affected. Immediately after the reverse stock split, each common shareholder held the same percentage of the Acquired Fund's outstanding common shares that was held immediately prior to the reverse stock split. Capital share activity referenced in the table below, and per share data, including the proportionate impact to market price, in the Financial Highlights table have been restated to reflect the reverse stock split.
Capital shares are issued and redeemed by the Funds only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Funds are not redeemable.
For six months ended October 31, 2025 and the year/period ended April 30, 2025, for the Polen Floating Rate Income ETF and Polen High Income ETF, and for the period from the commencement of operations on September 30, 2025 through October 31, 2025 for the Polen Focus Growth ETF, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025*
	Shares	Amount	Shares	Amount
Polen Floating Rate Income ETF:

Sales	60,000	$1,470,212	14,347	$360,246
Reinvestments	—	—	22,919	586,974
Transaction fees	—	7,351	—	1,239
Redemptions	—	—	(28,036)	(718,049)
Net increase	60,000	$1,477,563	9,230	$230,410

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025*
	Shares	Amount	Shares	Amount

Polen High Income ETF:

Sales	330,000	$8,347,775	520,000	$12,936,111
Reinvestments	—	—	—	—
Transaction fees	—	31,304	—	29,860
Redemptions	—	—	—	—
Net increase	330,000	$8,379,079	520,000	$12,965,971

	For the Period Ended October 31, 2025[1] (Unaudited)
	Shares	Amount
Polen Focus Growth ETF:

Sales	5,747,185	$144,227,895
Reinvestments	—	—
Redemptions	(1,340,000)	(33,526,177)
Net increase	4,407,185	$110,701,718

*	The Polen High Income ETF commenced operations on March 25, 2025.
1	The Polen Focus Growth ETF commenced operations on September 30, 2025. Sales includes a $109,399,420 contribution from the Initial Investor. The Contribution resulted in the issuance of 4,367,185 shares to the Initial Investors.
The consideration for the purchase of Creation Units consists of either the in-kind deposit of a designated portfolio of securities and/or a specified amount of cash. Certain funds may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BNY, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in transaction fees in the table above.
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the year and period ended April 30, 2025, there was a reclassification between components of total distributable earnings for the Polen Floating Rate Income ETF. This permanent difference is primarily attributable to a redesignation of dividends paid. Net assets were not affected by this adjustment.
The tax character of distributions paid by the Funds during the year and period ended April 30, 2025, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Taxable Distributions
Polen Floating Rate Income ETF	$896,444	$40,311	$936,755
Polen High Income ETF	38,535	—	38,535
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Temporary Differences
Polen Floating Rate Income ETF	$84,779	$(213,464)	$(114,956)	$(80,473)
Polen High Income ETF	41,529	(29,889)	—	(36,561)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of October 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Polen Floating Rate Income ETF	$11,950,277	$51,305	$(349,486)	$(298,181)
Polen High Income ETF	21,238,752	240,889	(268,661)	(27,772)
Polen Focus Growth ETF	79,494,590	33,851,145	(476,353)	33,374,792

*	Because tax adjustments are calculated annually at the end of Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year.
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen Floating Rate Income ETF	$—	$19,750	$95,206
6. Commitments and Contingencies
The Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of each Adviser, that such bridge facilities will not ever fund. As of October 31, 2025, there were no outstanding bridge facility commitments.

POLEN ETF FUNDS
Notes to Financial Statements (Concluded)
October 31, 2025
(Unaudited)
Unfunded Loan Commitments — Each Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Portfolio of Investments. As of October 31, 2025, the Polen Floating Rate Income ETF had unfunded loan commitments of $16,644 (see details in the Portfolio of Investments).
7. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

POLEN ETF FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
On September 26, 2025, the Audit Committee of the Trust’s Board of Trustees meet to approve the change in the Fund’s independent registered public accounting firm. On September 29, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed as the Fund’s independent registered public accounting firm for the fiscal-year-ended April 30, 2026 for the Polen Floating Rate Income ETF and Polen High Income ETF (the “Funds”).
PwC’s report on the financial statements of the Funds as of and for the fiscal period ended April 30, 2025 and for the Polen Floating Rate Income ETF as of and for the fiscal period ended April 30, 2024 (which includes the period in which the Polen Floating Rate Income ETF operated as the Polen Bank Loan Fund prior to its reorganization on March 21, 2025), did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.
For the fiscal period ended April 30, 2025 and 2024, and the subsequent interim period through September 29, 2025, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreement in connection with PwC’s report on the financial statements. In addition, there have been no reportable events during the fiscal period ended April 30, 2025 and 2024, and the subsequent interim period through September 29, 2025, of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The Funds requested that PwC furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating PwC agrees with the above. A copy of the letter from PwC to the SEC is filed as an Exhibit to this Form N-CSR.
On September 26, 2025, the Audit Committee of the Trust’s Board of Trustees approved the appointment of Cohen and Company, Ltd. as the Trust’s independent registered public accounting firm for the fiscal-year-ended April 30, 2026. On September 29, 2025, this decision was effective upon dismissal of PwC. For the fiscal period ended April 30, 2025 and 2024, and the subsequent interim period through September 29, 2025, neither the Funds, nor anyone on the Funds’ behalf, consulted with Cohen and Company, Ltd. on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, and no written report or oral advice was provided to the Funds that Cohen and Company, Ltd. concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Considerations with Respect to the Consideration of a New Investment Advisory Agreement with Polen Capital Management, LLC for the Polen Focus Growth ETF
At an in-person meeting held on March 10, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously

POLEN ETF FUNDS
Other Information (Continued)
(Unaudited)
approved a new Investment Advisory Agreement between Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) and the Trust (the “Polen Capital Agreement”) on behalf of the Polen Focus Growth ETF (the "Fund”) for an initial two year period.
In determining whether to approve the Polen Capital Agreement, the Trustees, including the Independent Trustees, considered information provided by Polen Capital in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Capital 15(c) Response”) regarding (i) the services to be performed by Polen Capital for the Fund, (ii) the composition and qualifications of Polen Capital’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Fund, (iv) investment performance of the Fund’s strategy, as applicable, (v) the financial condition of Polen Capital, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, and (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Capital’s ability to service the Fund.
The Board considered additional information provided by representatives from Polen Capital invited to participate in the Meeting regarding Polen Capital’s history, performance, investment strategy, and compliance program. Representatives of Polen Capital responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Polen Capital Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Fund and Polen Capital, as provided by the terms of the Polen Capital Agreement, including the advisory fee under the Polen Capital Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the Polen Capital 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Polen Capital are appropriate and consistent with the terms of the Polen Capital Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Fund is likely to benefit from the provision of those services, (iv) Polen Capital has sufficient personnel, with the appropriate skills and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the other series of the Trust currently advised by Polen Capital and expected to be provided to the Fund is likely to continue under the Polen Capital Agreement.
The Trustees considered that the proposed strategy for the Polen Focus Growth ETF was new, and therefore did not have historical performance. The Trustees noted that they received performance information regarding other series of the Trust advised by Polen Capital, which the Trustees indicated they believed to be representative of the Adviser’s performance in implementing the strategy to be employed for the Polen Focus Growth ETF. The Trustees concluded that the performance information relating to other series of the Trust advised by Polen Capital was acceptable for purposes of its consideration of the Polen Capital Agreement.
The Trustees also considered information regarding Polen Capital’s proposed advisory fees for the Fund and an analysis of the fee in relation to the delivery of services to the Fund and any other ancillary benefit resulting from Polen Capital’s relationship with the Fund. The Trustees considered the fees that Polen Capital charges to its separately managed accounts, as applicable, and evaluated the explanations provided by Polen Capital as to differences in fees charged to the Fund and separately managed accounts. The Trustees considered the fees that Polen Capital charges to the other series of the Trust advised by Polen Capital, and evaluated the explanations provided by Polen Capital as to differences in the fees charged to the Fund and the other series of the Trust advised by Polen Capital, including other series of ETFs advised by Polen Capital, and including that the proposed advisory fees for the Fund would be structured as a “unified fee” covering most of the Fund’s operating expenses except (i) interest and other costs of borrowing, (ii) taxes and other governmental fees, (iii) brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) acquired fund fees and expenses, (vi) accrued deferred tax liability, (vii) extraordinary expenses and other non-routine expenses of the Fund, (viii) payments under the Fund’s Rule 12b-1 Plan (if activated), and (ix) the management fee payable to the Adviser. In addition, the Trustees noted that the suite of services provided by Polen Capital to an ETF differs from the services provided mutual funds. The Trustees evaluated information provided by Polen Capital indicating the proposed advisory fee for the Fund is within the normal range of fees and expenses for a fund of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services to be provided

POLEN ETF FUNDS
Other Information (Concluded)
(Unaudited)
by Polen Capital are consistent with those of other ETFs managed by Polen Capital, and with those of other advisers which manage ETFs with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by Polen Capital, the compensation and benefits to be received by Polen Capital in providing services to the Fund, Polen Capital’s projected profitability in the first year of operation of the Fund and certain additional information related to the financial condition of Polen Capital. In addition, the Trustees considered any direct or indirect revenues anticipated to be received by affiliates of Polen Capital.
The Trustees considered the extent to which economies of scale would be realized relative to the fee levels as the Fund is expected to grow, and whether the advisory fee structure reflects those economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that the advisory fee rate was a unitary fee and did not provide for breakpoints as asset levels increased. The Board noted that exchange-traded funds with a unified fee structure typically do not have breakpoints in order to provide an unvarying structure. Based on the foregoing information, the Board concluded that the unitary fee paid to Polen Capital provided for a reasonable sharing of benefits from any economies of scale with the Polen Focus Growth ETF.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the Polen Capital Agreement for an initial two-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 426-7515 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. Each Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Advisers
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
XXX-1025

Item  8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On September 26, 2025, the Audit Committee of the Trust’s Board of Trustees met to approve the change in the Fund’s independent registered public accounting firm. On September 29, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed as the Fund’s independent registered public accounting firm for the fiscal-year-ended April 30, 2026 for the Polen Floating Rate Income ETF and Polen High Income ETF (the “Funds”).

PwC’s report on the financial statements of the Funds as of and for the fiscal period ended April 30, 2025 and for the Polen Floating Rate Income ETF as of and for the fiscal period ended April 30, 2024 (which includes the period in which the Polen Floating Rate Income ETF operated as the Polen Bank Loan Fund prior to its reorganization on March 21, 2025), did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

For the fiscal period ended April 30, 2025 and 2024, and the subsequent interim period through September 29, 2025, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreement in connection with PwC’s report on the financial statements. In addition, there have been no reportable events during the fiscal period ended April 30, 2025 and 2024, and the subsequent interim period through September 29, 2025, of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

The Funds requested that PwC furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating PwC agrees with the above. A copy of the letter from PwC to the SEC is filed as an Exhibit to this Form N-CSR.

On September 26, 2025, the Audit Committee of the Trust’s Board of Trustees approved the appointment of Cohen and Company, Ltd. as the Trust’s independent registered public accounting firm for the fiscal-year-ended April 30, 2026. On September 29, 2025, this decision was effective upon dismissal of PwC. For the fiscal period ended April 30, 2025 and 2024, and the subsequent interim period through September 29, 2025, neither the Funds, nor anyone on the Funds’ behalf, consulted with Cohen and Company, Ltd. on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, and no written report or oral advice was provided to the Funds that Cohen and Company, Ltd. concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Polen Focus Growth ETF

At an in-person meeting held on March 10, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new Investment Advisory Agreement between Polen Capital

Management, LLC (“Polen Capital” or the “Adviser”) and the Trust (the “Polen Capital Agreement”) on behalf of the Polen Focus Growth ETF (the “Fund”) for an initial two year period.

In determining whether to approve the Polen Capital Agreement, the Trustees, including the Independent Trustees, considered information provided by Polen Capital in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Capital 15(c) Response”) regarding (i) the services to be performed by Polen Capital for the Fund, (ii) the composition and qualifications of Polen Capital’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Fund, (iv) investment performance of the Fund’s strategy, as applicable, (v) the financial condition of Polen Capital, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, and (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Capital’s ability to service the Fund.

The Board considered additional information provided by representatives from Polen Capital invited to participate in the Meeting regarding Polen Capital’s history, performance, investment strategy, and compliance program. Representatives of Polen Capital responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Polen Capital Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Fund and Polen Capital, as provided by the terms of the Polen Capital Agreement, including the advisory fee under the Polen Capital Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Polen Capital 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Polen Capital are appropriate and consistent with the terms of the Polen Capital Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Fund is likely to benefit from the provision of those services, (iv) Polen Capital has sufficient personnel, with the appropriate skills and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the other series of the Trust currently advised by Polen Capital and expected to be provided to the Fund is likely to continue under the Polen Capital Agreement.

The Trustees considered that the proposed strategy for the Polen Focus Growth ETF was new, and therefore did not have historical performance. The Trustees noted that they received performance information regarding other series of the Trust advised by Polen Capital, which the Trustees indicated they believed to be representative of the Adviser’s performance in implementing the strategy to be employed for the Polen Focus Growth ETF. The Trustees concluded that the performance information relating to other series of the Trust advised by Polen Capital was acceptable for purposes of its consideration of the Polen Capital Agreement.

The Trustees also considered information regarding Polen Capital’s proposed advisory fees for the Fund and an analysis of the fee in relation to the delivery of services to the Fund and any other ancillary benefit resulting from Polen Capital’s relationship with the Fund. The Trustees considered the fees that Polen Capital charges to its separately managed accounts, as applicable, and evaluated the explanations provided by Polen Capital as to differences in fees charged to the Fund and separately managed accounts. The Trustees considered the fees that Polen Capital charges to the other series of the Trust advised by Polen Capital, and evaluated the explanations provided by Polen Capital as to differences in the fees charged to the Fund and the other series of the Trust advised by Polen Capital, including other series of ETFs advised by Polen Capital, and including that the proposed advisory fees for the Fund would be structured as a “unified fee” covering most of the Fund’s operating expenses except (i) interest and other costs of borrowing, (ii) taxes and other governmental fees, (iii) brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) acquired fund fees and expenses, (vi) accrued deferred tax liability, (vii) extraordinary expenses and other non-routine expenses of the Fund, (viii) payments under the Fund’s Rule 12b-1 Plan (if activated), and (ix) the management fee payable to the Adviser. In addition, the Trustees noted that the suite of services provided by Polen Capital to an ETF differs from the services provided mutual funds. The Trustees evaluated information provided by Polen Capital indicating the proposed advisory fee for the Fund is within the normal range of fees and expenses for a fund of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services to be provided by Polen Capital are consistent with those of other ETFs managed by Polen Capital, and with those of other advisers which manage ETFs with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by Polen Capital, the compensation and benefits to be received by Polen Capital in providing services to the Fund, Polen Capital’s projected profitability in the first year of operation of the Fund and certain additional information related to the financial condition of Polen Capital. In addition, the Trustees considered any direct or indirect revenues anticipated to be received by affiliates of Polen Capital.

The Trustees considered the extent to which economies of scale would be realized relative to the fee levels as the Fund is expected to grow, and whether the advisory fee structure reflects those economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that the advisory fee rate was a unitary fee and did not provide for breakpoints as asset levels increased. The Board noted that exchange-traded funds with a unified fee structure typically do not have breakpoints in order to provide an unvarying structure. Based on the foregoing information, the Board concluded that the unitary fee paid to Polen Capital provided for a reasonable sharing of benefits from any economies of scale with the Polen Focus Growth ETF.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the Polen Capital Agreement for an initial two-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	There was a change in independent public accountant during the period covered by the report. Filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: January 8, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: January 8, 2026

* Print the name and title of each signing officer under his or her signature.